INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Carry-forwards losses and credits	$ 11,703	$ 1,956
Capital losses carry-forwards	90	50
Research and development expenses	1,448	4,119
Deferred revenues	4,316	4,222
Issuance expenses		124
Share-based compensation	4,347	2,979
Accruals and other	1,183	1,612
Deferred tax assets before valuation allowance	23,087	15,062
Less: Valuation allowance	90	50
Net deferred tax asset	22,997	15,012
Deferred tax liabilities:
Intangible assets	3,096	3,961
Property and equipment and other	558	662
Deferred tax liabilities	$ 3,654	$ 4,623